Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, net consisted of the following at September 30, 2023 and December 31, 2022:

	Estimated
	Useful Life	September 30,	December 31,
	(in years)	2023	2022
Equipment	2-7	$4,342,832	$2,565,997
Furniture and fixtures	7	145,754	145,754
Computer equipment	5	41,898	41,898
Leasehold improvements	5	471,505	471,505
Construction-in-process- equipment	-	-	1,739,699
		5,001,989	4,964,853
Less: accumulated depreciation		(2,470,659)	(2,060,066)
		$2,531,330	$2,904,787

Property and equipment, net consists of the following at December 31, 2022 and 2021:

	Estimated
	Useful Life
	(in years)	2022	2021
Equipment	2-7	$2,565,997	$2,509,126
Furniture and fixtures	7	145,754	145,754
Computer equipment	5	41,898	41,898
Leasehold improvements	5	471,505	471,505
Construction-in-process- equipment	-	1,739,699	1,643,150
		4,964,853	4,811,433
Less: accumulated depreciation		(2,060,066)	(1,666,055)
		$2,904,787	$3,145,378